INVENTORIES - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INVENTORIES
Carrying amount of inventories sold	¥ 16,625	¥ 43,108
Write down of inventories (included in cost of sales)	0
Costs Of Sales	¥ 16,625	¥ 43,108